Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015
Sterling Capital Long/Short Equity Fund | Class A and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital Long/Short Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 166 of the Fund’s prospectus and in “Sales Charges” on page 48 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 193.58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	193.58%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 166 of the Fund’s prospectus and in “Sales Charges” on page 48 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in long or short positions in equity securities. While the Fund expects to invest primarily in U.S. equity securities (including common stocks, preferred stocks, warrants, American Depositary Receipts (“ADRs”), Master Limited Partnerships (“MLPS”), royalty trusts and debt instruments that are convertible into equity securities), it may also invest in foreign equity securities (including, without limitation, securities of Canadian issuers), and securities of issuers of any capitalization or style. The Fund may invest in shares of exchange-traded funds.

The Fund seeks to achieve its objective primarily by selecting a group of experienced long/short equity managers who will serve as sub-advisers (“Sub-Advisers”) to the Fund. Sterling Capital Management LLC (“Sterling Capital”) believes that long-short equity investing can offer advantages relative to “long-only” investing (e.g., moderate correlation to equity markets) and can be a complementary piece of an investor’s overall investment portfolio. Sterling Capital believes that manager diversification offers an important element of risk management when pursuing long/short equity strategies.

Sterling Capital seeks to identify a combination of Sub-Advisers that will provide diversification for the Fund across various long-short equity styles, market capitalizations, sectors and geography. Sterling Capital considers a number of factors in allocating and reallocating assets among the Sub-Advisers, including market fundamentals and Sub-Adviser net exposure, and monitors the investment activities of the Sub-Advisers to assess the Fund’s overall investment exposures. The Fund targets net long exposure to equity markets ranging between 20% and 80%. Sterling Capital will allocate between 0 and 50% of the Fund’s net assets to each Sub-Adviser. Sterling Capital may elect to directly invest up to 20% of the Fund’s net assets to manage the Fund’s cash needs and/or to adjust the Fund’s market exposure or exposure to specific securities.

The Sub-Advisers may pursue a range of long/short equity strategies in managing their allocated portion of the Fund’s net assets, including strategies that focus on a specific sector (e.g., energy, health care, financial services, information technology), capitalization (e.g., large cap, mid cap, small cap), or style (e.g., value, growth).

		In addition to investments in equity securities of any type, the Fund may use derivative instruments (including options, futures and swaps). The Fund typically takes short positions in equity securities and may purchase put options on individual securities or baskets of securities (e.g., ETFs). From time to time the Fund may use calls or puts to take advantage of a directional move in the price of an underlying stock or ETF. The Fund may also engage in put spreads as a component of a hedging strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Management Risk: Sterling Capital’s judgments about the capabilities of each Sub-Adviser and the impact of each Sub-Adviser’s investment techniques on the Fund’s overall investment exposures may prove incorrect, and the Fund may fail to produce the intended results. Similarly, each Sub-Adviser’s judgments and investment techniques may fail to produce the intended results.

Market Risk: The possibility that the Fund’s stock holdings will decline in price in the event of a broad stock market decline. Markets generally move in cycles, with periods of rising prices following by periods of falling prices. While the Fund expects to have lower correlation to equity markets than a “long-only” equity fund (and thus less “Market Risk”), it still has net long exposure to equity markets.

Short Sale/Options Risk: Unlike most traditional long-only equity funds, the Fund will engage in short selling and, on occasion, the selling of covered call options. Short positions in individual stocks are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies typically help to preserve capital in falling markets. Short selling strategies also involve significant transaction costs. The Fund will engage in short sales through a prime brokerage account and will hold assets (which may be a substantial portion of the Fund’s assets) in connection with such short sales in a triparty account among the Fund, the prime broker and the Fund’s custodian. There can be no guarantee that the Fund will be able to recover all of the margin held in the triparty account in the event of the prime broker’s insolvency.

Investment Style Risk: The possibility that a strategy or market segment pursued by one or more Sub-Advisers underperforms other kinds of investments or market averages.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small Company Risk: Investing in smaller, lesser-known companies typically involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets. To the extent the Fund invests in securities of Canadian issuers, the Fund’s performance may be affected by social, political, and economic conditions within Canada.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Tax Risk: The extent of the Fund’s investments in certain entities, such as U.S. royalty trusts, the income of which is treated as earned directly by, or is allocated to the Fund for U.S. federal income tax purposes, is limited by the Fund’s intention to qualify as a regulated investment company for U.S. federal income tax purposes. If the Fund were not to appropriately limit such investments or if such investments or the income derived from such investments were recharacterized for U.S. tax purposes, the Fund’s status as a regulated investment company could be jeopardized. If the Fund were to fail to qualify for taxation as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to U.S. federal income tax at the Fund level, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. The Fund’s failure to qualify and be taxed as a regulated investment company could significantly reduce the value of shareholders’ investments in the Fund.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. The Fund’s use of derivatives also entails counterparty and credit risk relating to the other party to a derivative contract (this risk is greater for over-the-counter derivatives), the risk of potential difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with the relevant reference asset, rate or index, and the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Leverage Risk: The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the Fund’s realized capital gains that are short-term capital gains.

		For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sterlingcapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares Annual Total Return for year ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 6.83% 03/31/14 Worst quarter: –7.08% 12/31/14
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
Sterling Capital Long/Short Equity Fund | Class A and C Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFee	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense Related to Short Sales	rr_Component1OtherExpensesOverAssets	0.53%
Interest Expense Related to Short Sales	rr_Component2OtherExpensesOverAssets	0.48%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	1.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	866
3 Years	rr_ExpenseExampleYear03	1,466
5 Years	rr_ExpenseExampleYear05	2,089
10 Years	rr_ExpenseExampleYear10	3,755
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	866
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,466
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,089
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,755
2014	rr_AnnualReturn2014	0.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.08%)
Sterling Capital Long/Short Equity Fund | Class A and C Shares | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee	rr_RedemptionFee	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense Related to Short Sales	rr_Component1OtherExpensesOverAssets	0.53%
Interest Expense Related to Short Sales	rr_Component2OtherExpensesOverAssets	0.48%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	1.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.81%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	383
3 Years	rr_ExpenseExampleYear03	1,164
5 Years	rr_ExpenseExampleYear05	1,962
10 Years	rr_ExpenseExampleYear10	4,045
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	383
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,164
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,962
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,045
Sterling Capital Long/Short Equity Fund | Class A and C Shares | Return Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2013
Sterling Capital Long/Short Equity Fund | Class A and C Shares | Return Before Taxes | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2013
Sterling Capital Long/Short Equity Fund | Class A and C Shares | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2013
Sterling Capital Long/Short Equity Fund | Class A and C Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2013
Sterling Capital Long/Short Equity Fund | Class A and C Shares | HFRX Equity Hedge Index (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	HFRX Equity Hedge Index
1 Year	rr_AverageAnnualReturnYear01	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2013

[1]	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.